INVESTMENTS IN CONSOLIDATED SUBSIDIARIES - Shanghai Zhongxinshun (Details) ¥ in Millions	Sep. 20, 2025 CNY (¥) installment shares	Dec. 31, 2025 CNY (¥)	Sep. 22, 2025 item	Jan. 31, 2025 CNY (¥)
Shanghai Zhongxinshun Network Technology Co., Ltd. ("Zhongxinshun")
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Contingent consideration	¥ 41.3
Cash earn-outs	¥ 68.9
Number of installments | installment	3
Threshold net profit after tax	¥ 50.0
Goodwill				¥ 0.0
Contingent cash earn outs liability		¥ 0.0
Class A ordinary shares | Shanghai Zhongxinshun Network Technology Co., Ltd. ("Zhongxinshun")
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Number of shares issuable | shares	18,579,000
Value of shares issuable	¥ 4.6
Shanghai Zhongxinshun Network Technology Co., Ltd. ("Zhongxinshun")
Schedule of Investments in Consolidated Subsidiaries [Line Items]
Percentage of interest owned			51.00%
Number of board members appointed by parent | item			3
Total number of board members | item			5